VESSELS UNDER CAPITAL LEASE, NET (Details 1) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
Leases, Schedule of Leased Assets [Line Items]
Interest expense					$ 26,000	$ 35,400
Lease Termination Probability		25.00%		25.00%
Cash buffer per vessel, covenant compliance					2,000
Movement In Capital Leased Assets, Gross [Roll Forward]
Impairment loss					(164,187)	(61,692)	$ 0
Lease termination					61,075	34,812
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Impairment loss					4,727	20,478
Lease termination					23,192	8,173
Cash held by Frontline Shipping Ltd	$ 8,900				8,900
Assets Held under Capital Leases [Member]
Movement In Capital Leased Assets, Gross [Roll Forward]
Impairment loss					(187,379)	(63,958)
Leased Vessels [Member]
Movement In Capital Leased Assets, Gross [Roll Forward]
Cost, beginning balance		$ 607,449			607,449	706,219	0
Acquired upon the Merger								$ 706,219
Cost, ending balance	358,995		$ 607,449		358,995	607,449	706,219
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Accumulated depreciation, beginning balance		(71,016)			(71,016)	(11,993)	0
Acquired upon the Merger								$ 0
Depreciation					(64,200)	(87,674)	(11,993)
Accumulated depreciation, ending balance	(107,297)		(71,016)		(107,297)	(71,016)	(11,993)
Net Carrying Value	251,698		536,433		251,698	$ 536,433	$ 694,226		$ 0
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Cash buffer per vessel, covenant compliance					$ 2,000
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Impairment of assets under capital lease	$ 142,900	$ 21,200	$ 27,300